SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Computer equipment and software		$ 1,325
Filament production equipment		45,799
Subtotal		47,124
Less: accumulated depreciation		(2,704)
Property and equipment, net		44,420
Coroware, Inc. and Subsidiaries [Member]
Computer equipment and software	$ 1,325	1,325
Filament production equipment	45,799	45,799
Subtotal	47,124	47,124
Less: accumulated depreciation	(6,534)	(2,704)
Property and equipment, net	$ 40,590	$ 44,420